CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating activities
Net loss		$ (167,930)	$ (122,375)	$ (168,214)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization		107,923	113,033	93,689
Gain on disposal of long lived asset		(5,682)	0	0
Deconsolidation of lessor VIE		(4,809)	0	0
Impairment of non-current assets	[1]	0	7,347	0
Impairment of long-lived assets		0	34,751	0
Amortization of deferred charges and debt guarantees		3,890	6,527	7,734
Equity in net losses of affiliates		176,527	45,799	157,636
Dividends received		0	7,609	15,837
Drydocking expenditure		(10,622)	(24,881)	0
Compensation cost related to employee stock awards		5,421	8,882	11,481
Net foreign exchange losses		3,221	1,241	1,997
Change in assets and liabilities:
Trade accounts receivable		(4,178)	39,448	(49,938)
Inventories		(305)	5,778	402
Other current and non-current assets		(15,822)	(5,868)	(13,532)
Amounts due to related companies		11,632	2,354	(16,540)
Trade accounts payable		3,832	(678)	(24,813)
Accrued expenses		3,769	(39,683)	12,191
Other current and non-current liabilities	[2]	(52,392)	(56,224)	40,164
Net cash provided by operating activities		145,783	106,545	116,674
Investing activities
Additions to vessels and equipment		(3,880)	(24,389)	(33,111)
Additions to asset under development		(298,304)	(376,276)	(116,715)
Additions to investments in affiliates		(12,640)	(20,994)	(95,503)
Dividends received		10,584	29,207	33,185
Short-term loan advanced to related parties		(45,000)	0	0
Proceeds from repayment of short-term loan advanced to related parties		45,000	0	0
Proceeds from disposals to Golar Partners, net of cash disposed		0	9,652	9,652
Proceeds from subscription of equity interest in Gimi MS Corporation		11,081	115,246	0
Proceeds from disposal of long-lived assets		190,131	3,160	0
Net cash used in investing activities		(103,028)	(264,394)	(202,492)
Financing activities
Proceeds from short-term and long-term debt (including related parties)		729,707	524,278	1,177,748
Repayments of short-term and long-term debt (including related parties)		(934,534)	(552,195)	(994,874)
Net proceeds from the issuance of equity		99,831	0	0
Acquisition of non-controlling interests		0	0	36,532
Cash dividends paid		(26,072)	(65,004)	(42,873)
Proceeds from exercise of share options		0	0	2,686
Financing costs paid		(14,577)	(24,464)	(1,817)
Purchase of treasury shares		(16,650)	(18,615)	0
Net cash (used in)/provided by financing activities		(162,295)	(136,000)	177,402
Net (decrease)/increase in cash, cash equivalents and restricted cash		(119,540)	(293,849)	91,584
Cash, cash equivalents and restricted cash at beginning of period		410,412	704,261	612,677
Cash, cash equivalents and restricted cash at end of period		290,872	410,412	704,261
Supplemental disclosure of cash flow information:
Interest paid, net of capitalized interest		56,267	148,072	29,832
Income taxes paid		1,181	663	1,469
Cash, cash equivalents, restricted cash and restricted cash equivalents		410,412	410,412	612,677
Energy Related Derivative, Excluding Oil
Adjustments to reconcile net loss to net cash provided by operating activities:
Change in fair value of derivative instruments		46,208	44,395	38,610
Oil derivative instrument
Adjustments to reconcile net loss to net cash provided by operating activities:
Change in fair value of derivative instruments		$ 45,100	$ 39,090	$ 9,970

[1]	Investment in OLT-O refers to our investment in an Italian incorporated unlisted company which is involved in the construction, development, operation and maintenance of a FSRU terminal to be situated off the Livorno coast of Italy, representing a 2.7% interest in OLT-O’s issued share capital. In May 2019, a major shareholder sold its shareholding which triggered a re-assessment of the carrying value of our investment in OLT-O. This resulted in an impairment charge of $7.3 million for the write down of the carrying value in our investment in OLT-O in the year ended December 31, 2019.
[2]	Includes accretion of discount on convertible bonds of $15.6 million, $14.5 million and $13.5 million for the years ended December 31, 2020, 2019 and 2018, respectively.